Biological Assets (Details) - Schedule of Changes in Biological Assets - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Changes In Biological Assets Abstract
Balance at the beginning of the period, Current		$ 1,861,106	$ 1,327,675	$ 984,417
Balance at the beginning of the period, Non-current		501,958	402,297	342,249
Business combination, Current	[1]	(24,542)	171,362	162,064
Business combination, Non-current	[1]		38,020	12,311
Increase by reproduction (born) and cost to reach maturity, Current		12,889,376	12,225,934	10,069,305
Increase by reproduction (born) and cost to reach maturity, Non-current		836,047	790,192	592,871
Reduction for slaughter, sale or consumption, Current		(13,522,290)	(12,545,787)	(10,428,491)
Reduction for slaughter, sale or consumption, Non-current		(66,503)	(82,344)	(52,846)
Purchases, Current		397,946	536,267	431,500
Purchases, Non-current		180,727	164,921	162,930
Decrease by death, Current		(168,073)	(81,952)	(33,141)
Decrease by death, Non-current		(17,865)	(14,886)	(9,707)
Fair value adjustments, Current		(85,715)	36,102	(35,455)
Fair value adjustments, Non-current		700	4	71
Reclassification from non-current to current, Current		307,195	292,149	211,186
Reclassification from non-current to current, Non-current		(307,195)	(292,149)	(211,186)
Exchange rate variation, Current		57,150	(100,644)	(33,710)
Exchange rate variation, Non-current		12,426	602	(7,900)
Amortization, Current
Amortization, Non-current		(608,818)	(504,699)	(426,496)
Balance at the end of the period, Current		1,712,153	1,861,106	1,327,675
Balance at the end of the period, Non-current		$ 531,477	$ 501,958	$ 402,297

[1]	Refers to the business combination adjustment of the acquisition of TriOak acquired for the year ended 2022 financial year.